Notes to the consolidated statements of income - Expenses from strategic transactions and programs (Details) - EUR (€) € in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Strategic transactions and programs
Derecognition of capitalized development costs and termination costs		€ 11		€ 58,298
Impairment of intangible and tangible assets	€ 897	5,842	€ 3,361	43,290
Impairment resulting from the measurement of assets held for sale	(2,340)	52,473	117,837	64,365
Loss from the sale of business	2,808		111,855
Other	2,532	8,134	33,274	15,960
Expenses from strategic transactions and programs	3,897	66,460	266,327	181,913
Legacy Portfolio Optimization
Strategic transactions and programs
Derecognition of capitalized development costs and termination costs		11		58,298
Impairment of intangible and tangible assets		(167)		34,883
Impairment resulting from the measurement of assets held for sale	(2,340)	52,473	117,837	52,473
Loss from the sale of business	2,808		111,855
Other	577	1,775	28,050	2,899
FME25 Program
Strategic transactions and programs
Impairment of intangible and tangible assets	897	6,009	3,361	8,407
Impairment resulting from the measurement of assets held for sale				11,892
Legal Form Conversion Costs
Strategic transactions and programs
Other	€ 1,955	€ 6,359	€ 5,224	€ 13,061